Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2012
Long-Term Trade And Unbilled Receivables [Abstract]
Long-Term Trade And Unbilled Receivables
Note 7 -          LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2012	2011
Receivables	$201	$5,303
Unbilled receivables	229,486	157,459
	$229,687	$162,762

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2014 - 2016. Long-term trade and unbilled receivables are mainly related to the IMOD.